Exhibit 99.1

World Omni Auto Receivables Trust 2022-B
Monthly Servicer Certificate
September 30, 2025

Dates Covered
Collections Period	09/01/25 - 09/30/25
Interest Accrual Period	09/15/25 - 10/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/25	178,577,209.08	14,367
Yield Supplement Overcollateralization Amount 08/31/25	7,691,791.96	0
Receivables Balance 08/31/25	186,269,001.04	14,367
Principal Payments	10,531,190.25	309
Defaulted Receivables	266,666.74	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/25	7,019,243.16	0
Pool Balance at 09/30/25	168,451,900.89	14,042

Pool Statistics	$ Amount	# of Accounts
Pool Factor	16.19%
Prepayment ABS Speed	1.14%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	5,445,810.18	308
Past Due 61-90 days	1,118,316.39	64
Past Due 91-120 days	266,717.99	16
Past Due 121+ days	0.00	0
Total	6,830,844.56	388

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.89%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.79%
Delinquency Trigger Occurred	NO

Recoveries	162,080.51
Aggregate Net Losses/(Gains) - September 2025	104,586.23
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.67%
Prior Net Losses/(Gains) Ratio	-0.30%
Second Prior Net Losses/(Gains) Ratio	-0.25%
Third Prior Net Losses/(Gains) Ratio	0.59%
Four Month Average	0.18%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.58%

Overcollateralization Target Amount	4,915,858.40
Actual Overcollateralization	4,915,858.40
Weighted Average Contract Rate	4.66%
Weighted Average Contract Rate, Yield Adjusted	8.37%
Weighted Average Remaining Term	27.58

Flow of Funds	$ Amount
Collections	11,431,846.94
Investment Earnings on Cash Accounts	17,939.59
Servicing Fee	(155,224.17)
Transfer to Collection Account	-
Available Funds	11,294,562.36

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	364,726.41
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	5,209,449.79
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,915,858.40
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	672,023.59

Total Distributions of Available Funds	11,294,562.36

Servicing Fee	155,224.17
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 09/15/25	173,661,350.68
Principal Paid	10,125,308.19
Note Balance @ 10/15/25	163,536,042.49

Class A-1
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-2a
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-2b
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-3
Note Balance @ 09/15/25	39,491,350.68
Principal Paid	10,125,308.19
Note Balance @ 10/15/25	29,366,042.49
Note Factor @ 10/15/25	11.0398656%

Class A-4
Note Balance @ 09/15/25	89,920,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	89,920,000.00
Note Factor @ 10/15/25	100.0000000%

Class B
Note Balance @ 09/15/25	29,500,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	29,500,000.00
Note Factor @ 10/15/25	100.0000000%

Class C
Note Balance @ 09/15/25	14,750,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	14,750,000.00
Note Factor @ 10/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	497,230.58
Total Principal Paid	10,125,308.19
Total Paid	10,622,538.77

Class A-1
Coupon	1.54800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.77000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	4.37208%
Coupon	4.94208%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.25000%
Interest Paid	106,955.74
Principal Paid	10,125,308.19
Total Paid to A-3 Holders	10,232,263.93

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5057422
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.2986342
Total Distribution Amount	10.8043764

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4020892
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	38.0650684
Total A-3 Distribution Amount	38.4671576

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	514.50
Noteholders' Principal Distributable Amount	485.50

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/25	4,915,858.40
Investment Earnings	16,623.85
Investment Earnings Paid	(16,623.85)
Deposit/(Withdrawal)	-
Balance as of 10/15/25	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,340,989.93	$1,491,239.99	1,634,076.92
Number of Extensions	80	85	92
Ratio of extensions to Beginning of Period Receivables Balance	0.72%	0.76%	0.79%